Compensation of Key Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Key Management Personnel Compensation [Abstract]
Summary of Compensation of Key Management

	For the years ended December 31,

	2025	2024

Salaries and short-term employee benefits	$7,111	$5,302

Long-term incentive plan	8,701	3,801

Share options	743	582

	$16,555	$9,685